NET FINANCIAL RESULT (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial expenses
Interest on loans, financing and debentures	R$ (3,275,618)	R$ (3,358,806)	R$ (1,033,485)
Premium with repurchase of bonds	(391,390)
Amortization of fundraising costs	(101,741)	(220,642)	(44,499)
Amortization of fair value adjustment on business combination	(38,826)	1,548
Adjustment to present value - lease	(486,286)	(275,404)
Other financial expenses	(165,564)	(325,544)	(422,390)
Financial expenses	(4,459,425)	(4,178,848)	(1,500,374)
Financial Income
Cash and cash equivalents and marketable securities	146,930	392,018	442,378
Amortization of fair value adjustment on business combination	95,238	37,412
Other financial income	85,307	63,816	17,329
Financial income	327,475	493,246	459,707
Income from derivative financial instruments
Income	7,283,864	2,711,394	588,049
Expenses	(16,706,546)	(3,786,646)	(3,323,245)
Income from derivative financial instruments	(9,422,682)	(1,075,252)	(2,735,196)
Monetary and exchange rate variation, net
Exchange rate variation on loans, financing and debentures	(13,365,471)	(1,781,562)	(1,311,061)
Lease	(601,519)	(19,327)
Other assets and liabilities	1,436,099	(164,038)	244,411
Monetary and exchange rate variation, net	(12,530,891)	(1,964,927)	(1,066,650)
Net financial result	(26,085,523)	(6,725,781)	R$ (4,842,513)
Capitalized interest costs on loans, financing and debentures	10,636	4,213
Transaction costs for loans and financing	R$ 13,783	R$ 34,836